UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   April 18, 2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  26,436



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP           VALUE (X$1000)  SHARES/PSH/PINVSTMT SOLE        SHARED  NONE
Exxon Mobil Corporation   COM                   30231G102                  3,454   41062SH  SOLE                           41062
Abbott Laboratories       COM                   2824100                    1,375   28050SH  SOLE                           28050
Deere & Co                COM                   244199105                  1,046   10800SH  SOLE                           10800
Pepsico Incorporated      COM                   713448108                  1,018   15816SH  SOLE                           15816
Coca Cola Company         COM                   191216100                    880   13278SH  SOLE                           13278
A T & T Inc New           COM                   00206R102                    876   28640SH  SOLE                           28640
Bristol-Myers Squibb Co   COM                   110122108                    858   32486SH  SOLE                           32486
Verizon Communications    COM                   92343V104                    841   21827SH  SOLE                           21827
3m Company                COM                   88579Y101                    771    8250SH  SOLE                            8250
Altria Group Inc          COM                   02209S103                    762   29301SH  SOLE                           29301
Spdr Gold TRUST           COM                   78463V107                    639    4575SH  SOLE                            4575
Johnson & Johnson         COM                   478160104                    631   10652SH  SOLE                           10652
Intel Corp                COM                   458140100                    621   30800SH  SOLE                           30800
Conocophillips            COM                   20825C104                    603    7562SH  SOLE                            7562
Alcoa Inc                 COM                   13817101                     579   32825SH  SOLE                           32825
Rydex Etf TRUST           COM                   23129U101                    553    5329SH  SOLE                            5329
Piedmont Office Rlty Tr   COM                   720190206                    540   27871SH  SOLE                           27871
General Electric Company  COM                   369604103                    527   26298SH  SOLE                           26298
Allegiance Bancshares     COM                   01748H107                    522   34833SH  SOLE                           34833
Procter & Gamble          COM                   742718109                    520    8452SH  SOLE                            8452
Mc Donalds Corp           COM                   580135101                    475    6250SH  SOLE                            6250
Weatherford Intl Ltd      COM                   H27013103                    467   20700SH  SOLE                           20700
Sterling Bancshares Inc   COM                   858907108                    456   52986SH  SOLE                           52986
Freeport Mcmoran Copper   COM                   35671D857                    455    8200SH  SOLE                            8200
Cummins Inc               COM                   231021106                    449    4100SH  SOLE                            4100
Powershs Db Multi Sector  COM                   73936B408                    422   12350SH  SOLE                           12350
Nucor Corp                COM                   670346105                    392    8525SH  SOLE                            8525
Fluor Corporation New     COM                   343412102                    392    5325SH  SOLE                            5325
Ishares Tr S&P Smallcap   COM                   464287804                    361    4915SH  SOLE                            4915
Wal-Mart Stores Inc       COM                   931142103                    334    6429SH  SOLE                            6429
Kinder Morgan Energy Lp   COM                   494550106                    314    4245SH  SOLE                            4245
Proshs Ultrashort Lehman  COM                   74347R297                    303    8100SH  SOLE                            8100
Qualcomm Inc              COM                   747525103                    296    5399SH  SOLE                            5399
Intl Business Machines    COM                   459200101                    277    1699SH  SOLE                            1699
E M C Corp Mass           COM                   268648102                    260    9800SH  SOLE                            9800
Pfizer Incorporated       COM                   717081103                    258   12720SH  SOLE                           12720
Annaly Capital Mgmt       COM                   35710409                     258   14805SH  SOLE                           14805
Schw US Brd Mkt Etf       COM                   808524102                    251    7805SH  SOLE                            7805
S P D R S&P 500 Etf Tr    COM                   78462F103                    245    1850SH  SOLE                            1850
Du Pont E I De Nemour&Co  COM                   263534109                    242    4410SH  SOLE                            4410
Chevron Corporation       COM                   166764100                    239    2229SH  SOLE                            2229
Clorox Company            COM                   189054109                    237    3390SH  SOLE                            3390
Spdr S&P Midcap 400 Etf   COM                   78467Y107                    229    1280SH  SOLE                            1280
Rowan Companies Inc       COM                   779382100                    220    5000SH  SOLE                            5000
Honeywell International   COM                   438516106                    219    3675SH  SOLE                            3675
Cisco Systems Inc         COM                   17275R102                    212   12408SH  SOLE                           12408
Citigroup Inc             COM                   172967101                    180   40781SH  SOLE                           40781
Bluestar Health Inc       COM                   09624G101                     42   30000SH  SOLE                           30000
Thomas Pptys Group Inc    COM                   884453101                    335   10000SH  SOLE                           10000